COMMON SHARES - Options by Range of Prices and Additional Disclosures (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding
Number of Options (in shares)	9,834,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 46.63
Weighted Average Remaining Contractual Life	4 years 1 month
Options Exercisable
Number of Options (in shares)	5,566,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 42.04
Weighted Average Remaining Contractual Life	3 years 1 month
Additional disclosure
Common shares reserved for future issuance under stock option plan (in shares)	6,123,649
Weighted average fair value of options granted (in Canadian dollars per share)	CAD 6.45	CAD 5.54	CAD 5.74
Contractual life of options granted	7 years
Award vesting right percentage	33.30%
Award vesting period	3 years
Weighted average assumptions used in binomial model for determining the fair value of awards granted
Expected life (years)	5 years 9 months	6 years	6 years
Interest rate	1.10%	1.80%	1.70%
Volatility	18.00%	17.00%	18.00%
Dividend yield	3.70%	3.80%	3.70%
Forfeiture rate	5.00%	5.00%	15.00%
Additional Stock Option Information
Total intrinsic value of options exercised	CAD 37	CAD 68	CAD 25
Fair value of options that have vested	CAD 91	CAD 95	CAD 64
Total options vested (in shares)	2,000,000	1,700,000	1,300,000
Amount expensed for stock awards, with a corresponding increase in additional paid-in capital	CAD 11	CAD 9	CAD 6
Aggregate intrinsic value of total options exercisable	23
Total intrinsic value of options outstanding	CAD 23
$31.93 to $36.26
Range of Exercise Prices
Lower range limit (in Canadian dollars per share)	CAD 31.93
Upper range limit (in Canadian dollars per share)	CAD 36.26
Options Outstanding
Number of Options (in shares)	970,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 34.27
Weighted Average Remaining Contractual Life	11 months
Options Exercisable
Number of Options (in shares)	970,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 34.27
Weighted Average Remaining Contractual Life	11 months
$36.90 to $41.65
Range of Exercise Prices
Lower range limit (in Canadian dollars per share)	CAD 36.90
Upper range limit (in Canadian dollars per share)	CAD 41.65
Options Outstanding
Number of Options (in shares)	888,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 37.91
Weighted Average Remaining Contractual Life	2 years 1 month
Options Exercisable
Number of Options (in shares)	888,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 37.91
Weighted Average Remaining Contractual Life	2 years 1 month
$41.95 to $45.29
Range of Exercise Prices
Lower range limit (in Canadian dollars per share)	CAD 41.95
Upper range limit (in Canadian dollars per share)	CAD 45.29
Options Outstanding
Number of Options (in shares)	1,759,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 42.04
Weighted Average Remaining Contractual Life	3 years 2 months
Options Exercisable
Number of Options (in shares)	1,759,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 42.04
Weighted Average Remaining Contractual Life	3 years 2 months
$47.09
Range of Exercise Prices
Upper range limit (in Canadian dollars per share)	CAD 47.09
Options Outstanding
Number of Options (in shares)	1,800,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 47.09
Weighted Average Remaining Contractual Life	4 years 1 month
Options Exercisable
Number of Options (in shares)	1,195,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 47.09
Weighted Average Remaining Contractual Life	4 years 1 month
$49.03
Range of Exercise Prices
Upper range limit (in Canadian dollars per share)	CAD 49.03
Options Outstanding
Number of Options (in shares)	2,242,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 49.03
Weighted Average Remaining Contractual Life	5 years 2 months
Options Exercisable
Number of Options (in shares)	754,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 49.03
Weighted Average Remaining Contractual Life	5 years 2 months
$56.58
Range of Exercise Prices
Upper range limit (in Canadian dollars per share)	CAD 56.58
Options Outstanding
Number of Options (in shares)	2,175,000
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 56.58
Weighted Average Remaining Contractual Life	6 years 2 months
Options Exercisable
Number of Options (in shares)	0
Weighted Average Exercise Price (in Canadian dollars per share)	CAD 0.00
Weighted Average Remaining Contractual Life	0 years